Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 4, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury ETF

Schwab U.S. Aggregate Bond ETF

(the Funds) each a series of Schwab Strategic Trust (the Registrant)

(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated February 28, 2020 to the Funds’ prospectuses, dated April 26, 2019, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated February 28, 2020.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0098.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel